MERCER FUNDS

SUPPLEMENT TO

THE CLASS S SHARES AND CLASS Y SHARES PROSPECTUSES

DATED JULY 31, 2014, AS SUPPLEMENTED ON SEPTEMBER 18, 2014

AND OCTOBER 7, 2014

The date of this Supplement is October 23, 2014.

The following changes are made in the prospectuses of the Class S shares (the “Class S Shares Prospectus”) and of the Class Y-1, Y-2, and Y-3 shares (the “Class Y Shares Prospectus”) of Mercer Funds:

1.                    The information relating to Kleinwort Benson Investors International Ltd. (“KBI”), subadvisor to the Mercer Emerging Markets Equity Fund, under the section titled “Fund Management—Subadvisors and Portfolio Managers” on page 34 of the Class S Shares Prospectus and on page 34 of the Class Y Shares Prospectus is hereby deleted and replaced with the following:

Kleinwort Benson Investors International Ltd. (“KBI”)

•	Gareth Maher, B.Comm, M.Econ. Sc., Head of Portfolio Management – Global Equity, joined KBI in 2000, and began managing KBI’s allocated portion of the Fund’s portfolio in May 2012.
•	David Hogarty, BA Econ. & Politics, I.M.C., Head of Strategy Development – Global Equity, joined KBI in 1994, and began managing KBI’s allocated portion of the Fund’s portfolio in May 2012.
•	Ian Madden, BBS in Finance & Accounting, IMC, Portfolio Manager – Global Equity, joined KBI in November 2000, and began managing KBI’s allocated portion of the Fund’s portfolio in May 2012.
•	James Collery, BA, IMC, Portfolio Manager – Global Equity, joined KBI in January 2001, and began managing KBI’s allocated portion of the Fund’s portfolio in May 2012.
•	John Looby, BA Econ., Portfolio Manager – Global Equity, joined KBI in September 2014, and began managing KBI’s allocated portion of the Fund’s portfolio in October 2014.
•	Massimiliano Tondi, CFA, Portfolio Manager – Global Equity, joined KBI in September 2014, and began managing KBI’s allocated portion of the Fund’s portfolio in October 2014.

2.                    In the section titled “The Subadvisors,” the similar paragraphs relating to KBI, subadvisor to the Mercer Emerging Markets Equity Fund, are replaced on page 80 of the Class S Shares Prospectus and on page 82 of the Class Y Shares Prospectus:

Kleinwort Benson Investors International Ltd. (“KBI”), located at 3rd Floor, 2 Harbourmaster Place, IFSC, Dublin 1, Ireland, is an institutional asset manager that is headquartered in Dublin. It is a majority owned subsidiary of Kleinwort Benson Investors Dublin Ltd., which was formed in 1980; as such, the firm has been managing assets for institutional clients for over 30 years. The firm became a member of the Kleinwort Benson Group in October 2010.

The portfolio managers who are primarily responsible for the day-to-day management of KBI’s allocated portion of the Fund’s portfolio are Gareth Maher, David Hogarty, Ian Madden, James Collery, John Looby and Massimiliano Tondi. Mr. Maher joined KBI as Senior Portfolio Manager in 2000. Mr. Hogarty joined KBI in 1994. Mr. Madden joined KBI as a Portfolio Assistant in November 2000. Mr. Collery joined KBI in January 2001 as a Performance & Risk Analyst. Mr. Looby joined KBI in September 2014 as a Portfolio Manager. Prior to joining KBI, Mr. Looby was a Senior Investment Manager at Setanta Asset Management. Mr. Tondi joined KBI in September 2014 as a Portfolio Manager. Prior to joining KBI, Mr. Tondi was a Quantitative Portfolio Manager at Fideuram Asset Management Ireland and prior to that worked as a Risk Manager for the same company.

3.                    On April 14, 2014, TIAA-CREF, a national financial services organization, announced that it had entered into a purchase agreement to acquire Nuveen Investments, Inc. (“Nuveen”), the parent company of NWQ Investment Management Company, LLC (“NWQ”), subadvisor to the Mercer US Small/Mid Cap Value Equity Fund. The acquisition closed on October 1, 2014 and Nuveen became an indirect subsidiary of TIAA-CREF.

MERCER FUNDS

SUPPLEMENT TO

THE STATEMENT OF ADDITIONAL INFORMATION

DATED JULY 31, 2014, AS SUPPLEMENTED ON SEPTEMBER 18, 2014

AND OCTOBER 7, 2014

The date of this Supplement is October 23, 2014.

The following changes are made in the Statement of Additional Information of Mercer Funds (the “SAI”):

1. The information in Appendix C, titled “Additional Information About the Funds’ Portfolio Managers,” under the subheading “Mercer Emerging Markets Equity Fund—Kleinwort Benson Investors International Ltd. (“KBI”)—Ownership of Fund Shares” on page C-40 of the SAI is hereby deleted and replaced with the following:

 As of March 31, 2014, Messrs. Maher, Hogarty, Madden, Collery, Looby and Tondi did not beneficially own any shares of the Fund.

2. In Appendix C, titled “Additional Information About the Funds’ Portfolio Managers,” the following table is hereby added under the subheading “Mercer Emerging Markets Equity Fund—Kleinwort Benson Investors International Ltd. (“KBI”)—Other Accounts Managed by Portfolio Managers” on page C-40 of the SAI:

In addition to the Fund, Messrs, Maher, Hogarty, Madden, Collery, Looby and Tondi each manage:

	Total Accounts*		Accounts with Performance Fees*
	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Registered Investment Companies	7	$1,320	0	$ 0
Other Pooled Investment Vehicles	10	$1,475	0	$ 0
Other Accounts	15	$2,274	2	$365

* As of September 30, 2014.

3. On April 14, 2014, TIAA-CREF, a national financial services organization, announced that it had entered into a purchase agreement to acquire Nuveen Investments, Inc. (“Nuveen”), the parent company of NWQ Investment Management Company, LLC (“NWQ”), subadvisor to the Mercer US Small/Mid Cap Value Equity Fund. The acquisition closed on October 1, 2014 and Nuveen became an indirect subsidiary of TIAA-CREF. As a result, the information relating to NWQ under the section titled “Investment Advisory, Principal Underwriting, and Other Service Arrangements—Subadvisors and Portfolio Managers” on page 46 of the SAI is hereby deleted and replaced with the following:

NWQ Investment Management Company, LLC (“NWQ”), located at 2049 Century Park East, 16th Floor, Los Angeles, California 90067, serves as a Subadvisor to the Mercer US Small/Mid Cap Value Equity Fund. NWQ is a subsidiary of Nuveen Investments, Inc., which is an indirect subsidiary of TIAA-CREF (a national financial services organization). NWQ is registered as an investment adviser under the Advisers Act.